Equity (Details) - Schedule of warrants fair value was calculated using the Black–Scholes option pricing model - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jun. 30, 2022	Jun. 01, 2022
Schedule Of Warrants Fair Value Was Calculated Using The Black Scholes Option Pricing Model Abstract
Dividend yield (%) (in Dollars)	$ 0	$ 0
Expected volatility (%)	72.00%	72.00%
Risk-free interest rate (%)	3.03%	2.74%
Underlying share price ($)	$ 2.13	$ 3.07
Exercise price ($)	2.63	2.63
Warrants fair value ($)	$ 9,906	$ 9,005